SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006
                                                --------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA           January 29, 2007
 ----------------------------   -----------------------    -----------------
         [Signature] [City, State] [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                    133
                                                  -------------------------

Form 13F Information Table Value Total:                  280,915
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/06


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------

totals                            133           280915       6272032   6272032                                             6272032

Exxon Mobil Corporation           30231G102      12375        161485    161485                                              161485
The Coca-Cola Company             191216100      10596        219601    219601                                              219601
T. Rowe Price Group, Inc.         74144T108      10404        237700    237700                                              237700
Johnson & Johnson                 478160104       8874        134414    134414                                              134414
iShares Dow Jones
  US Total Market (ETF)           464287846       8658        126050    126050                                              126050
American Express Company          025816109       8208        135290    135290                                              135290
ConocoPhillips                    20825C104       7930        110215    110215                                              110215
International Game Technology     459902102       7180        155410    155410                                              155410
Bank of America Corporation       060505104       6877        128809    128809                                              128809
Southeastern Bank Financial Corp. 841584105       5885        150898    150898                                              150898
Church & Dwight Co., Inc.         171340102       5839        136900    136900                                              136900
Microsoft Corporation             594918104       5721        191607    191607                                              191607
General Electric                  369604103       5713        153528    153528                                              153528
Lincoln National Corporation      534187109       5425         81703     81703                                               81703
FedEx Corporation                 31428X106       4547         41866     41866                                               41866
The Hershey Company               427866108       4200         84342     84342                                               84342
General Dynamics Corporation      369550108       4156         55900     55900                                               55900
Sunrise Senior Living, Inc.       86768K106       4147        135000    135000                                              135000
Berkshire Hathaway Inc NEW        084670207       3937          1074      1074                                                1074
Wachovia Corporation              929903102       3899         68457     68457                                               68457
Zimmer Holdings, Inc.             98956P102       3779         48210     48210                                               48210
Paychex, Inc.                     704326107       3769         95311     95311                                               95311
AGL Resources Inc.                047753108       3723         95676     95676                                               95676
Royal Dutch Shell plc (ADR)       780259206       3716         52494     52494                                               52494
SunTrust Banks, Inc.              867914103       3629         42967     42967                                               42967
Equity Residential                29476L107       3440         67782     67782                                               67782
Morgan Stanley India
  Investment Fund Inc             61745C105       3369         66294     66294                                               66294
Cousins Properties Incorporated   222795106       3204         90850     90850                                               90850
Mediacom Communications
  Corporation                     58446K105       3196        397484    397484                                              397484
Peabody Energy Corporation        704549104       3166         78350     78350                                               78350
The Charles Schwab Corporation    808513105       3144        162580    162580                                              162580
Procter Gamble                    742718109       3014         46895     46895                                               46895
The St. Joe Company               790148100       2989         55800     55800                                               55800
Brown-Forman Corporation          115637209       2968         44800     44800                                               44800
Merck and Co Inc                  589331107       2967         68058     68058                                               68058
3M Company                        88579Y101       2934         37648     37648                                               37648
Watts Water Technologies, Inc.    942749102       2438         59300     59300                                               59300
Duke Realty Corporation           264411505       2282         55800     55800                                               55800
Medco Health Solutions Inc.       58405U102       2155         40329     40329                                               40329
Health Care Property Investors
  Inc.                            421915109       2125         57700     57700                                               57700
Alltel Corporation                020039103       2117         35000     35000                                               35000
American International Group      026874107       2104         29362     29362                                               29362
Newmont Mining Corporation        651639106       2018         44700     44700                                               44700
Greater China Fund                39167B102       1998         63474     63474                                               63474
AT&T Inc.                         001957505       1937         54173     54173                                               54173
Energy Select SPDR                81369Y506       1876         32000     32000                                               32000
TIB Financial Corp.               872449103       1854        106000    106000                                              106000
The Walt Disney Company           254687106       1840         53690     53690                                               53690
Cameco Corporation                13321L108       1837         45410     45410                                               45410
MoneyGram International, Inc.     60935Y109       1835         58500     58500                                               58500
CLARCOR Inc.                      179895107       1816         53700     53700                                               53700
Deere & Company                   244199105       1773         18650     18650                                               18650
Diebold Incorporated              253651103       1703         36540     36540                                               36540
Colonial Properties Trust         195872106       1609         34327     34327                                               34327
S&P DEP RECEIPTS                  78462F103       1574         11115     11115                                               11115
Regions Financial Corporation     7591EP100       1517         40574     40574                                               40574
Wolseley plc (ADR)                97786P100       1499         61400     61400                                               61400
PetroChina Company Limited (ADR)  71646E100       1450         10300     10300                                               10300
BHP Billiton Limited (ADR)        088606108       1419         35700     35700                                               35700
Carnival Corporation              143658300       1408         28700     28700                                               28700
Consolidated Water Co. Ltd.       G23773107       1394         55900     55900                                               55900
Young Innovations, Inc.           987520103       1389         41700     41700                                               41700
Rio Tinto plc (ADR)               767204100       1339          6300      6300                                                6300
International Business
  Machines Corp.                  459200101       1269         13064     13064                                               13064
Cisco Systems, Inc.               17275R102       1259         46060     46060                                               46060
Johnson Controls, Inc.            478366107       1246         14500     14500                                               14500
Forest Laboratories, Inc.         345838106       1184         23400     23400                                               23400
Chattem Inc.                      162456107       1152         23000     23000                                               23000
Pfizer Inc.                       717081103       1055         40714     40714                                               40714
Ceradyne, Inc.                    156710105       1017         18000     18000                                               18000
G&K Services, Inc.                361268105        985         25319     25319                                               25319
PepsiCo, Inc.                     713448108        957         15300     15300                                               15300
The Home Depot, Inc.              437076102        899         22389     22389                                               22389
The Shaw Group Inc.               820280105        864         25800     25800                                               25800
Florida East Coast Industries Inc.340632108        852         14300     14300                                               14300
The Southern Company              842587107        839         22749     22749                                               22749
Texas Pacific Land Trust          882610108        835          3850      3850                                                3850
Anheuser-Busch Companies, Inc.    035229103        799         16240     16240                                               16240
Kimberly-Clark Corporation        494368103        782         11512     11512                                               11512
Amgen, Inc.                       031162100        756         11070     11070                                               11070
Harley-Davidson, Inc.             412822108        754         10700     10700                                               10700
IDEXX Laboratories, Inc.          45168D104        730          9200      9200                                                9200
General Growth Properties         370021107        695         13300     13300                                               13300
Honeywell International Inc.      438516106        636         14050     14050                                               14050
PowerShares Water Resources (ETF) 73935X575        622         33800     33800                                               33800
InterNAP Network Services         45885A102        612         30776     30776                                               30776
Citigroup Inc.                    172967101        595         10675     10675                                               10675
Eli Lilly & Co.                   532457108        594         11392     11392                                               11392
Delta and Pine Land Company       247357106        585         14466     14466                                               14466
Medical Properties Trust, Inc.    58463J304        581         38000     38000                                               38000
Chevron Corporation               166764100        553          7516      7516                                                7516
Cogdell Spencer Inc.              19238U107        546         25400     25400                                               25400
Genuine Parts Company             372460105        531         11200     11200                                               11200
Swiss Helvetia Fund Inc           870875101        518         27133     27133                                               27133
JPMorgan Chase & Co.              46625H100        514         10638     10638                                               10638
Schlumberger                      806857108        499          7900      7900                                                7900
Harrah's Entertainment, Inc.      413619107        472          5700      5700                                                5700
Constellation Brands, Inc.        21036P108        465         16040     16040                                               16040
Morgan Stanley                    617446448        454          5580      5580                                                5580
Dover Corporation                 260003108        441          9000      9000                                                9000
Barrick Gold Corporation          02451E109        439         14300     14300                                               14300
FPL Group, Inc.                   302571104        420          7726      7726                                                7726
Ameriprise Financial, Inc.        03076C106        417          7650      7650                                                7650
Intuit Inc.                       461202103        384         12600     12600                                               12600
UnitedHealth Group Inc.           91324P102        381          7100      7100                                                7100
Polaris Industries Inc.           731068102        372          7934      7934                                                7934
Caremark Rx, Inc.                 141705103        371          6500      6500                                                6500
Flaherty&Crumr PFd Oppty Fd       33848E106        371         30000     30000                                               30000
Emerson Electric Co.              291011104        370          8400      8400                                                8400
Cross Timbers Royalty Trust       22757R109        367          7250      7250                                                7250
Abbott Laboratories               002824100        346          7100      7100                                                7100
Fortune Brands, Inc.              349631100        318          3726      3726                                                3726
Macrovision Corporation           555904101        300         10600     10600                                               10600
Duke Energy Corporation           264399106        298          8970      8970                                                8970
Thermo Fisher Scientific Inc.     883556102        276          6100      6100                                                6100
The Allstate Corporation          020002101        275          4226      4226                                                4226
Georgia Pwr CAP TR V              37333R308        261         10400     10400                                               10400
The St. Paul Travelers
  Companies, Inc.                 792860108        256          4762      4762                                                4762
Verizon Communications Inc.       92343V104        254          6824      6824                                                6824
The Boeing Company                097023105        249          2800      2800                                                2800
HSBC Holdings plc (ADR)           404280406        247          2699      2699                                                2699
Bristol Myers Squibb Co.          110122108        245          9310      9310                                                9310
Cintas Corporation                172909105        238          6000      6000                                                6000
Pioneer Drilling Company          723655106        236         17800     17800                                               17800
Camden National Corporation       133034108        231          5000      5000                                                5000
The J.M. Smucker Company          832696405        229          4720      4720                                                4720
SCANA Corporation                 805898103        227          5600      5600                                                5600
Exelon Corporation                30161N101        223          3600      3600                                                3600
AFLAC Incorporated                001055102        212          4600      4600                                                4600
Dominion Resources, Inc.          25746U109        203          2420      2420                                                2420
Fidelity Southern Corporation     316320100        197         10560     10560                                               10560
Sirius Satellite Radio Inc.       82966U103         50         14000     14000                                               14000

                                                  7621        219230    219230                                              219230

127 equities less than 10000 shares and less than $200000


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